ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4. ACCOUNTS RECEIVABLE

          The Group’s trading terms with its customers are mainly on credit. The credit terms are generally within 60 days after the delivery of electricity. The Group does not offer extended payment terms and all accounts receivable balances are non-interest-bearing.

          As of December 31, 2010 and 2011, all of the accounts receivable balances were within credit terms.